STOCKHOLDERS' EQUITY - Warrants (Details)		3 Months Ended	12 Months Ended
	Mar. 01, 2022 $ / shares	Mar. 31, 2023 item $ / shares	Dec. 31, 2022 item $ / shares	Feb. 25, 2023 $ / shares
STOCKHOLDERS' EQUITY
Purchase price per unit		$ 10.25	$ 10.25
Private Placement Warrants
STOCKHOLDERS' EQUITY
Exercise price of warrants		11.50	11.50
Private Placement Warrants | Warrant share price at $15
STOCKHOLDERS' EQUITY
Exercise price of warrants	$ 15.00	15	15	$ 15
Purchase price per unit	0.10	$ 15.00	$ 15.00
Warrant exercisable period		10 years	10 years
Private Placement Warrants | Warrant share price at $10
STOCKHOLDERS' EQUITY
Exercise price of warrants	10.00
Private Placement Warrants | Warrant share price at $11.50
STOCKHOLDERS' EQUITY
Exercise price of warrants	11.50	$ 11.50	$ 11.50
Purchase price per unit	$ 1.00	11.50	11.50
Public Warrants
STOCKHOLDERS' EQUITY
Exercise price of warrants		$ 11.50	$ 11.50
Public Warrants exercisable term after the completion of a business combination	30 days	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months	12 months
Purchase price per unit		$ 0.10	$ 0.10
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
STOCKHOLDERS' EQUITY
Stock price trigger for redemption of public warrants (in dollars per share)		18.00	18.00
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Threshold trading days for redemption of public warrants		20 days	20 days
Threshold consecutive trading days for redemption of public warrants | item		30	30
Redemption period		30 days	30 days